Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Income (loss) recorded in The Netherlands	(30)	(33)	54
Income (loss) from foreign operations	(562)	(2,104)	282

Income (loss) before income tax benefit (expense)	(592)	(2,137)	336

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
The Netherlands taxes – current	5	(1)	(11)
Foreign taxes – current	(90)	(130)	(104)

Current taxes	(85)	(131)	(115)
The Netherlands taxes – deferred	—	—	(2)
Foreign taxes – deferred	48	80	(64)

Income tax benefit (expense)	(37)	(51)	(181)

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2013, 2012 and 2011, and the effective income tax rate are the following:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Income tax benefit (expense) computed at statutory rate	148	534	(84)
Non-deductible, non-taxable and other permanent differences, net	(2)	(81)	(2)
Income (loss) on equity-method investments	(31)	(6)	(7)
Valuation allowance adjustments	(83)	(197)	(130)
Current year credits	60	77	94
Other tax and credits	(42)	(17)	(32)
Benefits from tax holidays	18	38	113
Impact of uncertain tax positions	(33)	(83)	(2)
Earnings of subsidiaries taxed at different rates	(72)	(316)	(131)

Income tax benefit (expense)	(37)	(51)	(181)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2013	December 31, 2012
Tax loss carryforwards and investment credits	658	820
Less unrecognized tax benefit	(229)

Tax loss carryforward net of unrecognized tax benefit	429	820
Inventory valuation	14	24
Impairment and restructuring charges	63	61
Fixed asset depreciation in arrears	58	75
Capitalized development costs	45
Receivables for government funding	22	15
Tax credits granted on past capital investments	1,131	1,114
Pension service costs	66	97
Stock awards	2	—
Commercial accruals	10	10
Other temporary differences	70	98
Total deferred tax assets	1,910	2,314
Valuation allowances	(1,454)	(1,634)
Deferred tax assets, net	456	680
Accelerated fixed asset depreciation	(58)	(64)
Acquired intangible assets	(11)	(30)
Advances of government funding	(35)	(26)
Other temporary differences	(13)	(34)
Deferred tax liabilities	(117)	(154)
Net deferred income tax asset	339	526

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2013, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2014, as follows:

Year
2014	8
2015	22
2016	19
2017	15
2018	13
Thereafter	581

Total	658

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2013, 2012 and 2011 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	227	148	149
Additions based on tax positions related to the current year	52	44	36
Additions for tax positions of prior years	27	39	19
Reduction for tax positions of prior years	(48)	—	(3)
Reduction for lapse of statute of limitations			(50)
Reduction due to ST-Ericsson deconsolidation	(8)	—	—
Settlements	—	(1)	—
Prepayment	(1)	(6)
Foreign currency translation	6	3	(3)

Balance at end of year	255	227	148